GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of changes in the carrying amounts of goodwill by reportable segment

		Wellsite Completion
	Water	and Construction	Accommodations
	Solutions	Services	and Rentals	Total
	(in thousands)
Balance as of December 31, 2015	$137,534	$12,242	$995	$150,771
Impairment	(137,534)	—	(995)	(138,529)
Balance as of December 31, 2016	—	12,242	—	12,242
Additions	12,849	—	—	12,849
Balance as of September 30, 2017	$12,849	$12,242	$—	$25,091

		Wellsite
	Water	Completion and	Accommodations
	Solutions	Construction Services	and Rentals	Total
	(in thousands)
Balance as of December 31, 2014	$157,902	$12,242	$995	$171,139
Impairment	(20,136)	—	—	(20,136)
Dispositions	(232)	—	—	(232)
Balance as of December 31, 2015	137,534	12,242	995	150,771
Impairment	(137,534)	—	(995)	(138,529)
Balance as of December 31, 2016	$—	$12,242	$—	$12,242

Summary of components of other intangible assets

	September 30, 2017
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$80,131	$54,987	$25,144
Other	13,222	3,015	10,207
Total other intangible assets	$93,353	$58,002	$35,351

	December 31, 2016
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$48,236	$8,590
Other	5,491	2,495	2,996
Total other intangible assets	$62,317	$50,731	$11,586

	December 31, 2016
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$48,236	$8,590
Other	5,491	2,495	2,996
Total other intangible assets	$62,317	$50,731	$11,586

	December 31, 2015
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$40,163	$16,663
Other	4,924	1,747	3,177
Total other intangible assets	$61,750	$41,910	$19,840